Accounts Receivable and Loans (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans segment information
Card Member loans	$ 70,385,000,000	$ 67,238,000,000
Less: Reserve for losses	1,201,000,000	1,261,000,000	1,471,000,000	1,874,000,000
Card Member loans, net	69,184,000,000	65,977,000,000
Other loans, net	920,000,000	608,000,000
Accounts Receivable and Loans Textuals [Abstract]
Other loans, reserves	12,000,000	13,000,000
Variable Interest Enterprise [Member]
Loans segment information
Card Member loans	30,115,000,000	31,245,000,000
U S Card Services [Member]
Loans segment information
Card Member loans	62,592,000,000	58,395,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member loans available to settle the obligations of a variable interest entity	30,100,000,000	31,200,000,000
International Card Services [Member]
Loans segment information
Card Member loans	7,744,000,000	8,790,000,000
Global Commercial Services [Member]
Loans segment information
Card Member loans	$ 49,000,000	$ 53,000,000